Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Exploration and evaluation expenses	$ 93,006	$ 48,881
General and administrative expenses	56,583	7,723
Operating loss	149,589	56,604
Other items
Change in fair value of warrant liability	(9,375)
Foreign exchange loss	82	80
Interest expense (income)	1,003	(53)
Loss and comprehensive loss for the year	$ 141,299	$ 56,631
Loss per share
Earnings Per Share, Basic	$ 0.69	$ 0.32
Earnings Per Share, Diluted	$ 0.69	$ 0.32
Weighted average number of common shares outstanding - diluted	204,926,931	178,570,876
Weighted average number of common shares outstanding - basic	204,926,931	178,570,876